Fair value of financial liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
At carrying value [member]
Disclosure of fair value of financial liabilities [line items]
Financial liabilities at amortised cost	€ 111,968	€ 48,000	€ 32,146
Loans and borrowings	94,557	33,806	21,089
Trade payables	15,670	13,400	9,712
Other financial liabilities	1,741	794	1,345
Total financial liability measured at fair value	1,701	1,644	1,983
Contingent consideration	905	909	1,310
Written put option on NCI	788	735	673
Derivates	8	0	0
Total non-current	83,840	30,071	18,798
Total current	29,829	19,573	15,331
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of financial liabilities [line items]
Financial liabilities at amortised cost	112,762	48,813	32,506
Loans and borrowings	95,351	34,619	21,449
Trade payables	15,670	13,400	9,712
Other financial liabilities	1,741	794	1,345
Total financial liability measured at fair value	1,701	1,644	1,983
Contingent consideration	905	909	1,310
Written put option on NCI	788	735	673
Derivates	8	0	0
Total non-current	84,454	30,714	19,259
Total current	€ 30,009	€ 19,743	€ 15,230